INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	$ 646	$ 690
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	150,155	139,108
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	40,087	38,158
Before Offset Amount | Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	646	690
Before Offset Amount | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	35,888	$ 34,360
Basque Country in Spain, Mexico, Luxembourg, Poland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	25,508
Tax losses for which deferred tax asset recognised	1,061
Unused tax losses for which no deferred tax asset recognised	24,447
Brazil, France, Germany, Luxembourg and Spain | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	124,700
Tax losses for which deferred tax asset recognised	39,600
Unused tax losses for which no deferred tax asset recognised	85,100
Basque Country in Spain and Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	462
Tax credits for which deferred tax asset recognised	105
Unused tax credits for which no deferred tax asset recognised	357
Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	184
Tax credits for which deferred tax asset recognised	136
Unused tax credits for which no deferred tax asset recognised	$ 48